SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical) - Dec. 31, 2024	$ / shares	€ / shares
IfrsStatementLineItems [Line Items]
Par value per share | € / shares		€ 1
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.0001